Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Accounts payable	$ 239	$ 267
Accrued liabilities	139	166
Accrued taxes, net	16	19
Accrued interest on debt subject to compromise	73	70
Debt subject to compromise	4,511	4,443
Liabilities subject to compromise	4,978	4,965	$ 0
The Hertz Corporation
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	$ 5,043	5,030	$ 0
Due from Affiliate - Hertz		$ 65